UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		January 13, 2001

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	 6,163,797

Form 13F Information Table Value Total:	194,654,770








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Name of Issuer           Title    CUSIP                Shares of      (a)Sole (b)Shared as (c)Shared  Managers       V.Auth
         		 of Class  Number   Value      Principal Amt.            defined in   Other                  Sole
AT&T Liberty Media Group  CS      1957208   9,798,228 722,450           X        Instr.V             M&S             X
Affiliated Managers Group CS      8252108   8,802,005 160,401           X                            M&S             X
American Int'l Grp.       CS      26874107    369,609   3,750           X                            M&S             X
Amerisource Health Corp.  CS      03071P102 6,080,301 120,402           X                            M&S             X
BJ's Wholesale            CS      05548J106 5,372,231 139,993           X                            M&S             X
BellSouth Corp.           CS      079860102   325,863   7,960           X                            M&S             X
Black Hills Corporation   CS      092113109   322,200   7,200           X                            M&S             X
Cablevision Systems Cl A  CS      12686C109 6,545,114  77,058           X                            M&S             X
Century Telephone         CS      156700106 2,619,689  73,278           X                            M&S             X
Chevron Corp.             CS      166751107   446,337   5,286           X                            M&S             X
Comcast Corp - Cl A       CS      200300101 2,842,920  68,815           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200 5,817,195 139,334           X                            M&S             X
Compass BancShares        CS      20449H109 4,370,247 183,047           X                            M&S             X
Corus Entertainment       CS      220874101 1,930,839  74,442           X                            M&S             X
General Electric          CS      369604103   575,250  12,000           X                            M&S             X
H.B. Fuller               CS      359694106   291,953   7,400           X                            M&S             X
Health Management Assoc.  CS      421933102 9,321,626 449,235           X                            M&S             X
Health Net Inc.           CS      42222G108 5,138,040 196,202           X                            M&S             X
Heartland Express Inc.    CS      422347104 6,016,135 263,721           X                            M&S             X
Household Internatl       CS      441815107 7,367,580 133,956           X                            M&S             X
Imaging Mgmt Assoc        CS      45245B105        60  60,000           X                            M&S             X
Integral Systems          CS      45810H107   257,600  18,400           X                            M&S             X
Interpublic Grp Cos.      CS      460690100 6,546,432 153,808           X                            M&S             X
Jacobs Engineering Grp    CS      469814107 8,484,459 183,696           X                            M&S             X
Jefferson-Pilot           CS      475070108 3,204,458  42,869           X                            M&S             X
Lincare Holdings, Inc.    CS      532791100 7,539,782 132,132           X                            M&S             X
MBIA Inc.                 CS      55262C100 4,705,307  63,478           X                            M&S             X
MGIC Investment           CS      552848103 7,663,732 113,642           X                            M&S             X
Montana Power             CS      612085100 6,084,087 293,209           X                            M&S             X
MSDW Discover             CS      617446448   317,000   4,000           X                            M&S             X
NiSource Industries       CS      65473P105 9,885,141 321,468           X                            M&S             X
NorTel Networks Corp.     CS      656569100   256,500   8,000           X                            M&S             X
Penn Treaty America       CS      707874103 2,507,593 143,291           X                            M&S             X
Pfizer Inc                CS      717081103   411,240   8,940           X                            M&S             X
Pharmacia Corporation     CS      71713U102   244,000   4,000           X                            M&S             X
Ross Stores               CS      778296103 7,148,183 423,596           X                            M&S             X
SBC Comn, Inc.            CS      78387G103   219,555   4,598           X                            M&S             X
SJW Corporation           CS      784305104   357,000   3,500           X                            M&S             X
Sharper Image Corp.       CS      820013100   302,888  19,700           X                            M&S             X
Shaw Communications Inc B CS      82028K200 6,615,674 287,638           X                            M&S             X
SouthWest Airlines        CS      844741108 9,396,212 280,233           X                            M&S             X
Sungard Data Systems      CS      867363103 8,243,105 174,920           X                            M&S             X
Time Warner Inc.          CS      887315109 1,217,192  23,300           X                            M&S             X
Tribune Co.               CS      896047107 1,747,967  41,372           X                            M&S             X
Triton Energy, Inc.       CS      G90751101 3,507,840 116,928           X                            M&S             X
WellPoint Health Networks CS      94973H108 5,455,705  47,338           X                            M&S             X
Whole Foods Market        CS      966837106 6,330,594 103,568           X                            M&S             X
Franklin US Govt. Sec.    MF      353496607    86,863  12,850           X                            M&S             X
Putnam Master Int Inc.    MF      746909100   381,145  61,599           X                            M&S             X
MuniVest Fund             MF      626295109   333,200  39,200           X                            M&S             X
First Australia Prime Inc.MF      308653102    86,476  21,405           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107   331,775  57,700           X                            M&S             X
Templeton Foreign Fund    MF      880196209   322,843  31,223           X                            M&S             X
Dresdner RCM Global Strat.MF      26157B101   109,802  16,267           X                            M&S             X
COLUMN TOTAL                               194,654,770 6,163,797
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